Statement of Operations	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 MYR (RM) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Operating expenses:
General and administrative expenses	$ (3,947)					$ (163,173)
Total operating expenses	(3,947)					(163,173)
Other income (expense):
Net income	$ (3,947)					$ (163,173)
Earnings per share
Basic | $ / shares	$ (3,947)					$ (163,173)
Diluted | $ / shares	$ (3,947)					$ (163,173)
Weighted average number of ordinary shares
Basic | shares	1					1	1
Diluted | shares	1					1	1
Titan Pharmaceuticals Inc [Member]
Revenue:
Revenues										$ 184,000
Operating expenses:
Research and development										1,913,000
General and administrative expenses		$ 777,000	$ 754,000	$ 1,967,000	$ 3,891,000			4,557,000		5,548,000
General and administrative expenses								4,557,000		5,548,000
Total operating expenses		777,000	754,000	1,967,000	3,891,000			4,557,000		7,461,000
Income from operations		(777,000)	(754,000)	(1,967,000)	(3,891,000)			(4,557,000)		(7,277,000)
Other income (expense):
Interest expense					1,000			1,000		5,000
Other expense		(26,000)	(9,000)	(88,000)	(26,000)			(150,000)		(52,000)
Gain on asset sale										1,755,000
Total other income/(expenses), net		(26,000)	(9,000)	(88,000)	(25,000)			(149,000)		1,708,000
Income tax expense								1,000		1,000
Net income		$ (803,000)	$ (763,000)	$ (2,055,000)	$ (3,916,000)			$ (4,706,000)		$ (5,569,000)
Earnings per share
Basic | $ / shares		$ (0.57)	$ (0.83)	$ (1.84)	$ (4.38)			$ (5.23)		$ (7.41)
Diluted | $ / shares		$ (0.57)	$ (0.83)	$ (1.84)	$ (4.38)			$ (5.23)		$ (7.41)
Weighted average number of ordinary shares
Basic | shares		1,398	914	1,114	894			899		752
Diluted | shares		1,398	914	1,114	894			899		752
Titan Pharmaceuticals Inc [Member] | License and Service [Member]
Revenue:
Revenues										$ 1,000
Titan Pharmaceuticals Inc [Member] | Grant [Member]
Revenue:
Revenues										$ 183,000
TALENTEC SDN. BHD. [Member]
Revenue:
Revenues						$ 2,683,126			$ 2,124,496
Cost of revenues						1,798,198			1,437,661
Gross profit						884,928	RM 50,000,000		686,835
Operating expenses:
Selling and marketing expenses						24,773			16,822
General and administrative expenses						634,105			551,353
Total operating expenses						658,878			568,175
Income from operations						226,050			118,660
Other income (expense):
Interest expense						(13,905)			(48,329)
Other income/(expense)						(2,234)			82,896
Total other income/(expenses), net						(16,139)			34,567
Income before income taxes						209,911			153,227
Income tax expense
Net income						209,911			153,227
Other comprehensive income:
Foreign currency translation adjustment, net of tax						64,567			(30,932)
Comprehensive income						$ 274,478			$ 122,295
Earnings per share
Basic | $ / shares						$ 0.36			$ 0.31
Diluted | $ / shares						$ 0.36			$ 0.31
Weighted average number of ordinary shares
Basic | shares						580,000	580,000		501,312
Diluted | shares						580,000	580,000		501,312